Statement of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	Comprehensive Income [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ (11,319)	$ 0	$ 0	$ 245	$ 19,119	$ 0	$ (30,683)
Beginning Balance (in shares) at Dec. 31, 2012		0	818,806
Common stock issued in settlement of notes payable and accrued interest and penalty	9,268		$ 1		9,267
Common stock issued in settlement of notes payable and accrued interest and penalty (in shares)			9,267,641
Common stock issued for cash under the restructuring, net of offering costs of $109	1,239				1,239
Common stock issued for cash under the restructuring, net of offering costs of $109 ( in shares)			1,350,000
Common stock issued to induce exchange transaction	2,296				2,296
Common stock issued to induce exchange transaction (in shares)			2,295,868
Fair value of vested stock options	747				747
Common stock Issued for Lion transactions	16,656				16,656
Common stock Issued for Lion transactions (in shares)			2,690,000
Common stock issued for services	274				274
Common stock issued for services (in shares)			50,000
Common stock issued to directors	2,003				2,003
Common stock issued to directors (in shares)			400,596
Common stock sold in private placement	5,887				5,887
Common stock sold in private placement (in shares)			3,145,300
Preferred stock sold in private placement	15,909				15,909
Preferred stock sold in private placement (in shares)		17,000
Common stock issued for settlement of payable	25				25
Common stock issued for settlement of payable (in shares)			5,747
Deemed dividend on beneficial conversion feature of preferred stock	0				8,462		(8,462)
Unrealized gain on short-term investments	0
Net loss	(25,382)						(25,382)
Ending Balance at Dec. 31, 2013	17,603	$ 0	$ 1	245	81,884	0	(64,527)
Ending Balance (in shares) at Dec. 31, 2013		17,000	20,023,958
Common stock issued to induce exchange transaction	0
Fair value of vested stock options	2,559				2,559
Common stock issued upon exercise of warrants	3,222				3,222
Common stock issued upon exercise of warrants (in shares)			1,288,730
Common stock issued upon conversion of preferred shares	0
Common stock issued upon conversion of preferred shares (in shares)		(11,306)	5,653,000
Common stock issued for services	1,255				1,255
Common stock issued for services (in shares)			784,500
Common stock sold in private placement	32,241		$ 1		32,240
Common stock sold in private placement (in shares)			6,000,000
Unrealized gain on short-term investments	0
Net loss	(12,035)						(12,035)
Ending Balance at Dec. 31, 2014	44,845	$ 0	$ 2	245	121,160	0	(76,562)
Ending Balance (in shares) at Dec. 31, 2014		5,694	33,750,188
Common stock issued to induce exchange transaction	0
Fair value of vested stock options	6,752				6,752
Common stock issued upon exercise of warrants	9,705				9,705
Common stock issued upon exercise of warrants (in shares)			3,880,210
Common stock issued upon exercise of options	255				255
Common stock issued upon exercise of options (in shares)			42,387
Common stock issued upon conversion of preferred shares	0
Common stock issued upon conversion of preferred shares (in shares)		(4,000)	2,000,000
Common stock sold in public offering, net of offering costs	68,307				68,307
Common stock sold in public offering, net of offering costs (in shares)			9,200,000
Common stock issued for services	1,771				1,771
Common stock issued for services (in shares)			15,000
Vesting of restricted shares issued for services	0
Forfeiture and cancellation of restricted shares issued for services (in shares)			(340,065)
Unrealized gain on short-term investments	48					48
Net loss	(27,660)						(27,660)
Ending Balance at Dec. 31, 2015	104,023	$ 0	$ 2	245	207,950	48	(104,222)
Ending Balance (in shares) at Dec. 31, 2015		1,694	48,547,720
Fair value of vested stock options	1,483				1,483
Vesting of restricted shares issued for services	296				296
Cancellation of stock option and restricted shares issued for services	0				0
Cancellation of stock option and restricted shares issued for services (in shares)			(31,192)
Unrealized gain on short-term investments	20					20
Net loss	(6,884)						(6,884)
Ending Balance at Mar. 31, 2016	$ 98,938	$ 0	$ 2	$ 245	$ 209,729	$ 68	$ (111,106)
Ending Balance (in shares) at Mar. 31, 2016		1,694	48,516,528